Investments - Summary of Investments (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Categories of financial assets [abstract]
Investments in marketable securities and mutual funds	$ 134,493		$ 99,954
Investment in fixed deposits	15,907		21,548
Current investments	67,913	$ 120,960	120,960
Non-current investments	82,487	$ 542	542
Total	$ 150,400		$ 121,502